Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Property, Plant, and Equipment

	1/1/2015	Increase	Decrease	12/31/2015
	(thousands of Euros)
Laboratory equipment	2,257	467	(368)	2,357
Building fixtures	930	8	—	938
Office equipment	215	24	(30)	209
Computer equipment	322	244	(95)	470
Property, plant, and equipment in progress	51	3,622	—	3,672

Total, gross	3,775	4,365	(493)	7,646

Accumulated depreciation of laboratory equipment	916	382	(349)	948
Accumulated depreciation of the building fixtures	286	496	—	782
Accumulated depreciation of office equipment	126	35	(30)	131
Accumulated depreciation of computer equipment	222	78	(95)	205

Total accumulated amortization and depreciation	1,550	990	(475)	2,065

Total, net	2,225	3,375	18	5,581

	1/1/2016	Increase	Decrease	12/31/2016
	(thousands of Euros)
Laboratory equipment	2,357	740	—	3,097
Building fixtures	938	3,672	—	4,610
Office equipment	209	398	—	607
Computer equipment	470	516	—	986
Property, plant, and equipment in progress	3,672	2,713	—	6,385

Total, gross	7,646	8,039	—	15,685

Accumulated depreciation of laboratory equipment	948	557	—	1,505
Accumulated depreciation of the building fixtures	782	327	—	1,109
Accumulated depreciation of office equipment	131	81	—	212
Accumulated depreciation of computer equipment	205	172	—	377

Total accumulated amortization and depreciation	2,065	1,137	—	3,203

Total, net	5,581	6,901	—	12,482

	1/1/2017	Increase	Decrease	12/31/2017
	(thousands of Euros)
Laboratory equipment	3,097	2,806	(83)	5,820
Building fixtures	4,610	534	(46)	5,098
Office equipment	607	275	(116)	766
Computer equipment	986	116	(30)	1,073
Property, plant, and equipment in progress	6,385	3,384	(55)	9,714

Total, gross	15,685	7,114	(329)	22,470

Accumulated depreciation of laboratory equipment	1,505	802	(63)	2,244
Accumulated depreciation of the building fixtures	1,109	484	(14)	1,580
Accumulated depreciation of office equipment	212	213	(105)	320
Accumulated depreciation of computer equipment	377	172	(30)	520

Total accumulated amortization and depreciation	3,202	1,671	(211)	4,663

Total, net	12,482	5,443	(118)	17,808